Deferred tax assets and liabilities (Details 4) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 1,600,276	$ 21,769	₨ 1,019,716	₨ 1,071,315
Enacted tax rates in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense / (benefit)	₨ 559,209		₨ 356,343	₨ 374,360
Effect of:
Share based payment expense not deductible for tax purposes	0		0	411
Unrecognized deferred tax assets on losses incurred during the year (net of temporary differences, if any)
Recognition of previously unrecognised deferred tax asset on temporary differences	(267,566)		84,588	48,395
Difference on account differential tax rates in different jurisdictions	(1,555)		7,149	(1,924)
Expenses/income not taxable	0		0	0
Recognition of current year temporary differences	(129,500)		(33,028)
Recognition of previously unrecognized tax losses	0		(100,713)	(418,630)
Difference on account of differential tax rates in different companies	(86,987)
Effect of expenses that are not deductible in determining taxable profit	3,092
Unrecognized temporary differences	3,491
Utilisation of previously unrecognised temporary differences	2,056
Effect of rate difference in opening and closing deferred tax	(28,182)
Others	14,356
Tax expense (income), continuing operations	₨ 68,414	$ 931	₨ 314,339	₨ 2,612